INVESTMENTS SECURITIES AVAILABLE-FOR-SALE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost of investment securities classified as available-for-sale and their approximate fair values
	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
(In thousands)	Basis	Gains	Losses	Value

March 31, 2019
State and municipal securities	$11,453	$144	$62	$11,535
Asset-backed securities	6,116	-	68	6,048
Government mortgage-backed securities	32,353	95	369	32,079
Total available-for-sale securities	$49,922	$239	$499	$49,662

December 31, 2018
State and municipal securities	$20,118	$272	$135	$20,255
Asset-backed securities	6,512	-	141	6,371
Government mortgage-backed securities	25,135	138	496	24,777
Total available-for-sale securities	$51,765	$410	$772	$51,403

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
(In thousands)	Basis	Gains	Losses	Value

December 31, 2018
State and municipal	$20,118	$272	$135	$20,255
Asset-backed securities	6,512	-	141	6,371
Government mortgage-backed securities	25,135	138	496	24,777
Total available-for-sale securities	$51,765	$410	$772	$51,403

December 31, 2017
State and municipal	$20,726	$745	$17	$21,454
Asset-backed securities	7,524	30	37	7,517
Government mortgage-backed securities	32,421	317	280	32,458
Total available-for-sale securities	$60,671	$1,092	$334	$61,429

Schedule of maturities of debt securities
	Available-for-Sale
	Amortized	Fair
(In thousands)	Cost	Value

Due within one year	$95	$95
Due after one year through five years	604	606
Due after five years through ten years	2,028	2,067
Due after ten years	8,726	8,767
Government mortgage-backed securities	32,353	32,079
Asset-backed securities	6,116	6,048
	$49,922	$49,662

	Available-for-Sale
	Amortized	Fair
(In thousands)	Cost	Value

Due within one year	$95	$95
Due after one year through five years	604	608
Due after five years through ten years	2,120	2,169
Due after ten years	17,299	17,383
Government mortgage-backed securities	25,135	24,777
Asset-backed securities	6,512	6,371
	$51,765	$51,403

Schedule of aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses

March 31, 2019
Temporarily impaired securities:
State and municipal	$373	$5	$3,681	$57	$4,054	$62
Asset-backed securities	-	-	6,048	68	6,048	68
Government mortgage-backed securities	4,860	81	12,285	288	17,145	369
Total temporarily impaired securities	$5,233	$86	$22,014	$413	$27,247	$499

December 31, 2018
Temporarily impaired securities:
State and municipal	$6,137	$115	$597	$20	$6,734	$135
Asset-backed securities	3,833	98	2,538	43	6,371	141
Government mortgage-backed securities	2,864	32	14,152	464	17,016	496
Total temporarily impaired securities	$12,834	$245	$17,287	$527	$30,121	$772

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses

December 31, 2018
Temporarily impaired securities:
State and municipal	$6,137	$115	$597	$20	$6,734	$135
Asset-backed securities	3,833	98	2,538	43	6,371	141
Government mortgage-backed securities	2,864	32	14,152	464	17,016	496
Total temporarily impaired securities	$12,834	$245	$17,287	$527	$30,121	$772

December 31, 2017
Temporarily impaired securities:
State and municipal	$-	$-	$611	$17	$611	$17
Asset-backed securities	1,745	13	1,335	24	3,080	37
Government mortgage-backed securities	5,231	20	13,584	260	18,815	280
Total temporarily impaired securities	$6,976	$33	$15,530	$301	$22,506	$334